Matrix Advisors Value Fund, Inc.
Matrix Advisors Value Fund
Investment Objective
The Matrix Advisors Value Fund (the “Fund”) seeks to achieve a total rate of return which is comprised of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Matrix Advisors Value Fund, Inc. Matrix Advisors Value Fund, Inc.
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
[1]	Matrix Asset Advisors, Inc. (the “Advisor”), the Fund’s investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Fund’s total annual fund operating expenses to 0.99% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least October 31, 2020. The agreement may be terminated at any time, and without payment of any penalty, by the Fund’s Board of Directors (the “Board of Directors”) upon 60 days’ written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board of Directors. The Advisor is permitted, with Board approval, to recoup fees waived and expenses reimbursed in the prior three fiscal years if such recoupment does not cause the Fund to exceed the lesser of (i) the Expense Cap in effect at the time of the waiver or reimbursement and (ii) the Expense Cap in effect at the time of recoupment. Currently, the Advisor has agreed not to seek reimbursement of such fee waivers and/or expense reimbursements.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Cap for the first year only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc. | USD ($)	101	358	635	1,425

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in both dividend and non-dividend paying common stocks of U.S. companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of $2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times, the Advisor may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund. The following are some of the principal risks that can affect the value of your investment:
Management Risk. The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.
Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it cost when originally purchased or less than it was worth at an earlier time.
Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Sector Emphasis Risk. Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. In recent years, the Fund has concentrated its investments in the Financials sector, and as a result, it may be more susceptible to the particular risks that may affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets.
Value Strategy Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the “Intrinsic Value” of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund’s total returns have varied from year to year. The table below shows how the Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.matrixadvisorsvaluefund.com.

Calendar Year Total Returns

The Fund’s year-to-date return as of September 30, 2019 was 17.06%.
During the periods shown in the bar chart, the Fund’s highest quarterly return was 22.10% for the quarter ended June 30, 2009, and the lowest quarterly return was -21.22% for the quarter ended September 30, 2011.

Average Annual Total Returns (for the periods ended December 31, 2018)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Total Returns - Matrix Advisors Value Fund, Inc.	Label	1 Year	5 Years	10 Years
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Matrix Advisors Value Fund, Inc.	Return before taxes	(11.04%)	3.79%	9.61%
Matrix Advisors Value Fund, Inc. | After Taxes on Distributions	Return after taxes on distributions	(12.77%)	3.01%	9.10%
Matrix Advisors Value Fund, Inc. | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(5.32%)	2.93%	7.92%